Stock options (Tables)	3 Months Ended
Nov. 30, 2022
Stock Options
Disclosure of detailed information about number and weighted average exercise prices of share options

The following table reflects the continuity of stock options for the three months ended November 30, 2022, and 2021:

		Weighted-average
	Number of stock options	Exercise price	Grant-date fair value	Remaining contractual term
	#	$	$	(yrs.)

Balance, August 31, 2021	692,938	11.64	7.06	4.46
Granted	10,000	9.82	2.92
Forefitures	-	-	-
Balance, November 30, 2021	702,938	11.61	7.00	4.30

Balance, August 31, 2022	1,143,182	3.93	2.43	5.64
Granted	142,176	0.63	0.48
Forefitures	(41,100)	6.35	3.59
Balance, November 30, 2022	1,244,258	3.47	2.17	5.45

Exercisable as of November 30, 2022	617,934	3.99	2.37	5.45

Disclosure of detailed information about options issued and outstanding

	Outstanding		Weighted average exercise price	Weighted average remaining contractual term
Expiry date	options	CAD	USD	(Years)

April 1, 2023	18,000	11.25	7.91	0.33
August 25, 2025	340	106.50	76.43	2.74
February 10, 2026	1,338	106.50	76.43	3.20
May 23, 2026	9	106.50	76.43	3.48
June 24, 2026	145,433	15.04	12.21	3.57
July 2, 2026	45,010	15.08	12.21	3.59
August 20, 2026	10,000	7.78	6.05	3.72
March 3, 2027	1,003	106.50	76.43	4.26
November 3, 2027	133	106.50	76.43	4.93
November 7, 2029	30,089	7.50	5.38	6.94
June 14, 2031	10,683	14.20	11.69	8.54
November 23, 2031	10,000	12.45	9.82	8.99
January 31, 2027	15,000	3.90	3.07	4.17
April 12, 2027	100,000	2.87	2.27	4.37
August 10, 2027	100,000	1.47	1.15	4.70
September 30, 2027	46,000	0.82	0.60	4.84
October 31, 2027	96,176	0.89	0.65	4.92
May 26, 2029	615,044	1.49	1.16	6.49

	1,244,258	4.40	3.47	5.45